Segmental reporting - Split of income by geographic region (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Total income	£ 9,990	£ 8,189	[1]
United Kingdom
Disclosure of operating segments [line items]
Total income	4,674	2,698
Europe
Disclosure of operating segments [line items]
Total income	1,310	1,213
Americas
Disclosure of operating segments [line items]
Total income	3,276	3,676
Africa and Middle East
Disclosure of operating segments [line items]
Total income	31	20
Asia
Disclosure of operating segments [line items]
Total income	£ 699	£ 582

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.